VARIABLE INTEREST ENTITIES ("VIE") - Narrative (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 newbuild	Sep. 30, 2016	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Interest Expense | $			$ 71,201	$ 68,793	$ 17,785
Number of vessels in sale and leaseback transaction			6
Net cash received in financing activities | $			$ (159,728)	(514,430)	(1,470,460)
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sale Leaseback Transaction, Term			10 years
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest Expense | $			$ 44,300	$ 31,600	2,100
Number of vessels in sale and leaseback transaction			6	5
Net cash received in financing activities | $			$ 154,200	$ 704,200	$ 185,600
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			4
Number of newbuilds in sale and leaseback transaction | newbuild	3
Sale Leaseback Transaction, Term			10 years
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Sale Leaseback Transaction, Term			10 years
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement [Member]
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement [Member] | Golar Seal [Member]
Variable Interest Entity [Line Items]
Sale Leaseback Transaction, Term			10 years
London Interbank Offered Rate (LIBOR) [Member] | Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sale Leaseback Transaction, Basis Spread on Variable Rate		0.39%